Coho Relative Value Equity Fund
COHOX

Coho Relative Value ESG Fund
CESGX

Each a series of Managed Portfolio Series

Supplement dated September 30, 2024 to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
dated November 28, 2023

Effective September 30, 2024, Ward Kruse will no longer serve as a portfolio manager of the Coho Relative Value Equity Fund and Coho Relative Value ESG Fund. All references to Mr. Kruse in each Fund’s summary prospectus, statutory prospectus and SAI are hereby deleted.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.